1. Nature of Business and Going Concern	12 Months Ended
Mar. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
1. Nature of Business and Going Concern

NOTE 1 - NATURE OF BUSINESS AND GOING CONCERN

Nature of Business

The Company, prior to December 12, 2011, was involved in the business of exploiting new technologies for the production of clean energy business which the Company abandoned.  The Company is now moving in the direction of a diversified biotechnology company which includes medical devices and the development of proprietary drug compounds.  The mission of the company is to acquire a diversified portfolio of medical technologies.

In May 2011, the Company had entered into an exclusive memorandum of understanding with Immunovative Therapies, Ltd. (“ITL”) (an Israeli company) whereby the Company would acquire a subsidiary of ITL. On December 12, 2011, the Company terminated this memorandum of understanding and entered into a License Agreement (the “License Agreement”) with ITL, pursuant to which the Company received an immediate exclusive and worldwide license to commercialize all the Licensed Products based on ITL’s current and future patents and a patent in-licensed from the University of Arizona.  The license granted covers two experimental products for the treatment of cancer in clinical development called AlloStim TM and Allo Vax TM (“Licensed Products”).  On May 8, 2012, the Company changed its name to Immunovative, Inc. to better reflect its new direction on the development and commercialization of the next generation of immunotherapy treatments.

On January 8, 2013, the Company received from ITL, a notice by which ITL purported to terminate the License Agreement dated December 9, 2011 between the Company and ITL (the “ITL Notice”), along with alleged damages.  It is the Company’s position that ITL breached the License Agreement by delivering the ITL Notice and, that prior to the ITL Notice, the License Agreement was in full force and, on January 17, 2013, and that the Company had complied in all material respects with the License Agreement and therefore the Company believes that there are no damages to ITL.  As such, on January 17, 2013, the Company filed a lawsuit against ITL, which included the request for various injunctive relief against ITL for damages stemming from this breach.  On February 19, 2013, the Company and ITL entered into a settlement agreement whereby the parties have agreed to the following: (1) the Company will submit a letter to the Court advising the Court that the parties have reached a settlement and that the Company is withdrawing its motion, (2) ITL will pay the Company $20,000, (3) ITL will issue to the Company, ITL’s share capital equivalent to 9% of the issued and outstanding shares of ITL, (4) the Company will change its name and (5) the settling parties agree that the license agreement will be terminated.

On March 13, 2013, the Company changed its name to Tauriga Sciences, Inc. to better reflect its new direction.

In May 2013, the Company signed a Memorandum of Understanding (“Constellation MOU”) with Constellation Diagnostics, Inc. (“Constellation”).  Constellation is a developer of camera-based technology with the goal of preventing skin cancer through early detection.  Under the terms of the Constellation MOU, the Company and Constellation will establish a joint venture partnership to develop and commercialize a novel, imaging-based diagnostic technology for use in predictive and preventative oncology.  Constellation has already begun product development in collaboration with professors at the Massachusetts Institute of Technology (“MIT”) and Harvard University.  The Company made an initial investment in Constellation of $100,000 for a 2% equity stake.  The Constellation MOU provides the potential of the Company earning an equity stake in Constellation of up to 35% with up to $1,000,000 in investments.

On May 31, 2013, the Company signed a Licensing Agreement with Green Hygienics, Inc. (“GHI”) to enable the Company on an exclusive basis for North America, to market and sell 100% tree-free, bamboo-based, biodegradable, hospital grade wipes, as well as other similar products.  The Company paid $250,000 for the licensing rights and has issuable 4,347,826 shares of common stock of the Company to GHI whereas GHI’s parent company, Green Innovations Ltd. (“GNIN”) has issuable to the Company 625,000 shares of common stock of GNIN.  See Notes 4 and 6.

Going Concern

As indicated in the accompanying consolidated financial statements, the Company has incurred net operating losses for continuing operations of $15,741,675 since inception of the development stage and has negative working capital of $1,013,024.  Management’s plans include the raising of capital through equity markets to fund future operations, seeking merger candidates, and generating revenues through licensing agreements.  Failure to raise adequate capital, complete a successful merger and generate adequate sales revenues could result in the Company having to curtail or cease operations.  Additionally, even if the Company does raise sufficient capital to support its operating expenses, complete a successful merger and generate adequate revenues, there can be no assurances that the revenues will be sufficient to enable it to develop business to a level where it will generate profits and cash flows from operations.  These matters raise substantial doubt about the Company’s ability to continue as a going concern.  However, the accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.  These consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.